RECEIVABLES AND OTHER CURRENT ASSETS (Details) - USD ($) $ in Millions	Dec. 31, 2019	Dec. 31, 2018
Subclassifications of assets, liabilities and equities [abstract]
Income taxes receivable	$ 5.5	$ 4.0
Receivables from governments	39.1	53.4
Gold receivables	3.2	1.6
Other receivables	3.6	4.1
Receivable from related parties	0.0	0.1
Total receivables	51.4	63.2
Prepayment for other assets	0.2	2.9
Marketable securities	4.5	0.5
Prepaid expenses	11.0	11.4
Derivatives	5.1	0.1
Receivables and other current assets	$ 72.2	$ 78.1